Leases (Details) - Schedule of Amortization of Right-of-Use Assets ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Schedule of Amortization of Right-of-Use Assets [Abstract]
FY2023	¥ 960
FY2024	1,063
FY2025	1,075
FY2026	1,087
FY2027	1,087
FY2028	620
FY2029	290
FY2030	147
Total future lease payments	6,329
Less: Imputed interest	697
Represent value of future lease payments	¥ 5,632	[1]

[1]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,271 (US$175) and RMB4,361 (US$601) as of June 30, 2023.